UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                                ------------------

Check here if Amendment  ( );  Amendment Number:
                                                --------
This Amendment (Check only one.):( ) is a restatement.
                                 ( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Commonfund Asset Management Company, Inc.
          --------------------------------------------
Address:  15 Old Danbury Road
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          P. O. Box 812
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          Wilton, CT  06897-0812
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Form 13F File Number:      28 - 06755
                           ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael H. Strauss
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Title:    Chief Operating Officer, Commonfund Asset Management Company, Inc.
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Phone:    203-563-5127
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Signature, Place, and Date of Signing:

        /s/ Michael H. Strauss          Wilton, CT           02/10/11
        ----------------------        --------------         --------
             (Signature)              (City, State)          (Date)

Report Type       (Check only one.):

( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(X) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


     No.     Form 13F File Number    Name of Sub-adviser
     ---     --------------------    -------------------

      1      28-05508                Aronson + Johnson + Ortiz
      2      28-05267                Delaware Investments
      3      28-06035                D.G. Capital Management, Inc.
      4      28-11312                F&C Management Ltd.
      5      28-01185                Frontier Capital Management Co.
      6      28-13070                GLG, Inc.
      7      28-04981                Goldman Sachs Asset Management
      8      28-2013                 Harris Associates, L.P.
      9      28-10329                Income Research & Management
     10      28-10706                IronBridge Capital Management
     11      801-39502               Jarislowsky Fraser Ltd.
     12      28-11937                JP Morgan Investment Management, Inc.
     13      28-12154                Levin Capital Securities, LP
     14      28-06748                Marsico Asset Management, LLC
     15      28-04632                Martingale Asset Management
     16      28-1399                 Southeastern Asset Management, Inc.
     17      28-01693                Steinberg Asset Management, LLC
     18      28-02927                Water Street Capital Inc.
     19      28-517                  Wellington Management Company, LLP
     20      28-1700                 Western Asset Management Company

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2
                                              -----------

Form 13F Information Table Entry Total:            13
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Form 13F Information Table Value Total:       $    69,203
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                                              (thousands)


Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

List of Other Included Managers:


     No.              Form 13F File Number               Name of Sub-adviser

      1               None                               GSI (Bermuda), Ltd.
      2               None                               Hexam Capital Partners

                          Form 13(f) Information Table

Column 1                         Column 2     Column 3   Column 4          Column 5           Column 6   Column 7     Column 8
--------                         --------     ---------  --------          --------           --------   --------     --------
                                                          Value    Shares or  Shares/  Put/  Investment    Other   Voting Authority
Name of Issuer                Title of Class    Cusip    (x$1000)   PRN Amt.     PRN   Call  Discretion  Managers  Sole Shared  None
--------------                --------------  ---------  --------  ---------  ------   ----  ----------  --------  ---- ------  ----
China Information Security
  Tech Inc                       Common       16944F101     1,328    254,935                 Defined       1       x
Cosan Ltd                        Common       G25343107     2,152    158,039                 Defined       2       x
Companhia Siderugica
  Nacion                         ADR          20440W105     1,359     81,568                 Defined       2       x
Companhia Energetica de
  Mina                           ADR          204409882     8,173    492,654                 Defined       2       x
Gafisa SA                        ADR          362607301     1,714    117,996                 Defined       2       x
ICICI Bk Ltd                     ADR          45104G104     3,615     71,400                 Defined       2       x
Itau Unibanco Hldg               ADR          465562106     5,818    242,331                 Defined       2       x
Mobile Telesystems OJSC          ADR          607409109     6,230    298,559                 Defined       2       x
Posco                            ADR          693483109       807      7,500                 Defined       2       x
Petroleo Brasileiro SA
  Petrobras                      ADR          71654V408    14,408    380,776                 Defined       2       x
Taiwan Semiconductor Mfg
  Ltd                            ADR          874039100     2,291    182,700                 Defined       2       x
Vale SA                          ADR          91912E105    13,745    397,626                 Defined       2       x
Vimpelcom                        ADR          92719A106     7,563    502,889                 Defined       2       x